EF MORTGAGE DEPOSITOR II LLC ABS-15G

Exhibit 99.05

Data Compare Summary (Total)
Run Date - 8/26/2021 12:48:47 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	0	11	0.00%	11
Amortization Term	0	11	0.00%	11
Amortization Type	0	11	0.00%	11
Appraised Value	1	8	12.50%	11
Available for Reserves	10	11	90.91%	11
Borrower First Name	0	11	0.00%	11
Borrower Last Name	0	11	0.00%	11
Borrower Self-Employed?	2	11	18.18%	11
City	0	11	0.00%	11
Coborrower First Name	0	3	0.00%	11
Coborrower Last Name	0	3	0.00%	11
Coborrower Self-Employed?	0	3	0.00%	11
Contract Sales Price	0	8	0.00%	11
Doc Type	2	10	20.00%	11
First Payment Date	0	11	0.00%	11
Hazard Insurance Monthly Premium	0	8	0.00%	11
Interest Rate Change Frequency	0	10	0.00%	11
Interest Rate Initial Cap	4	11	36.36%	11
Interest Rate Initial Floor	1	11	9.09%	11
Interest Rate Life Cap	3	3	100.00%	11
Interest Rate Life Floor	3	3	100.00%	11
Interest Rate Life Max	1	11	9.09%	11
Interest Rate Life Min	1	11	9.09%	11
Interest Rate Periodic Cap	1	8	12.50%	11
Interest Rate Periodic Floor	1	8	12.50%	11
Investor: Qualifying Total Debt Ratio	4	11	36.36%	11
Lien Position	0	11	0.00%	11
Lookback Period	1	11	9.09%	11
LTV Valuation Value	0	3	0.00%	11
Margin	0	10	0.00%	11
Maturity Date	0	11	0.00%	11
Monthly Taxes	0	8	0.00%	11
Note Date	0	11	0.00%	11
Occupancy	0	11	0.00%	11
Original CLTV	0	11	0.00%	11
Original Interest Rate	0	11	0.00%	11
Original Loan Amount	0	11	0.00%	11
Original LTV	0	11	0.00%	11
Original PITIA	1	8	12.50%	11
Original Term	0	11	0.00%	11
Originator Loan Designation	1	10	10.00%	11
Property Type	2	11	18.18%	11
Purpose	0	11	0.00%	11
Refi Purpose	1	3	33.33%	11
Representative FICO	2	11	18.18%	11
Rounding Factor	1	8	12.50%	11
Rounding Method	1	8	12.50%	11
State	0	11	0.00%	11
Street	0	11	0.00%	11
Total Cash-out	4	4	100.00%	11
Total Income	5	8	62.50%	11
Zip	0	11	0.00%	11
Total	53	475	11.16%	11